Employee Benefits - Net Defined Benefit Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Present value of partially funded defined benefit obligations	₩ 1,491,146	₩ 1,602,697
Fair value of plan assets	(1,897,025)	(2,048,687)
Total	(405,879)	(445,990)
Defined benefit liabilities, net	1,559	1,531
Defined benefit assets, net	₩ 407,438	₩ 447,521